Convertible Preferred Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	61,730,064	61,730,064
Preferred stock, shares issued	61,730,064	61,730,064
Preferred stock, par value	$ 0.0001	$ 0.0001
Sale of stock, consideration received per transaction	$ 75.0
Convertible Preferred Stock | Merger Agreement
Class of Stock [Line Items]
Preferred stock, shares issued	0	0
Series Seed Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	14,507,038	14,507,038
Preferred stock dividend rate	$ 0.0426
Preferred stock, par value	$ 0.71
Series A Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	25,114,089	25,114,089
Preferred stock dividend rate	$ 0.108226
Preferred stock, par value	$ 1.803768
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	22,108,937	22,108,937
Preferred stock dividend rate	$ 0.2305
Preferred stock, par value	$ 3.84098